Changes in accounting estimates and policies (consistent presentation)	12 Months Ended
Dec. 31, 2017
Disclosure Of Changes In Accounting Estimates Explanatory [Abstract]
Disclosure of changes in accounting estimates [text block]
Note 5 Changes in accounting estimates and policies (consistent presentation)

5.1	Changes in accounting estimates

The Company had no changes in the determination of accounting estimates at the closing date of the consolidated financial statements. (For more information, see Note 3.40).

5.2	Changes in accounting policies

As of December 31, 2017, the Company’s consolidated financial statements present no changes in accounting policies or estimates compared to the prior period (for further details refer to Note 3.40).

The consolidated statements of financial position as of December 31, 2017 and December 31, 2016 and the statements of comprehensive income, changes in equity and cash flows for the periods ended December 31, 2017, 2016 and 2015, have been prepared in accordance International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

The accounting principles and criteria were applied consistently.